PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2015	2014
Cost
Buildings	$4,944,672	$2,693,256
Furniture, fixtures and equipment	885,724	607,423
Leasehold improvements	775,422	588,454
Plant and gaming machinery	228,591	197,740
Transportation	88,590	84,441
Construction in progress	563,720	1,935,391

Sub-total	7,486,719	6,106,705
Less: accumulated depreciation and amortization	(1,726,490)	(1,410,314)

Property and equipment, net	$5,760,229	$4,696,391